Asset Allocation Fund Expense Example - Asset Allocation Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 878